Document and Entity Information	Feb. 26, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 26, 2026
Entity Registrant Name	ACCELERANT HOLDINGS
Entity Incorporation State Country Code	E9
Entity Address Address Line 1	c/o Accelerant Re (Cayman) Ltd.
Entity Address Address Line 2	Unit 106, Windward 3, Regatta Office Park
Entity Address Address Line 3	West Bay Road
Entity Address City Or Town	Grand Cayman
Entity Address Country	KY
Entity Address Postal Zip Code	KY1-1108
Entity File Number	001-42765
Entity Tax Identification Number	98-1753044
Country Region	+1
City Area Code	345
Local Phone Number	743-4611
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A common shares, $0.0000011951862 par value per share
Trading Symbol	ARX
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Central Index Key	0001997350
Amendment Flag	false